Fair Value Measurements - Fair Value Option on Consolidated VIEs (Details) - Other loans of consolidated VIEs - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Option, Quantitative Disclosures
Fair value	$ 171.6	$ 163.2
Aggregate contractual principal	179.4	167.1
Change in fair value pre-tax loss - instrument specific credit risk	(11.4)	(5.6)
Change in fair value pre-tax gain (loss)	(11.4)	(5.6)
Interest income	$ 18.4	$ 8.1